Finance Income/(cost) Net	12 Months Ended
Dec. 31, 2021
Profit Loss [Abstract]
Finance Income/(cost) Net

9. Finance Income/(cost) —net

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Finance income
Interest from bank deposits and term deposits	1,066	717	622
Finance cost
Issuance cost of financial instruments with preferred rights	—	(2,851)	—
Interest for lease liabilities	(53)	(42)	(44)
	(53)	(2,893)	(44)
Finance income/(cost)—net	1,013	(2,176)	578